Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Class A Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000
Common stock, shares issued	27,155,937	27,111,117
Common stock, shares outstanding	27,155,937	27,111,117
Class B Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000
Common stock, shares issued	7,803,000	7,803,000
Common stock, shares outstanding	7,803,000	7,803,000